Nationwide Variable Insurance Trust



POTENTIAL MATERIAL LITIGATION



Tribune Company Litigation

NVIT SP 500 Index Fund, a series of Nationwide
Variable Insurance Trust (NVIT), was named as a defendant in two lawsuits that are consolidated in a multi-district litigation pending in the United
States District Court for the Southern District of New York (the District Court), captioned
In re Tribune Company Fraudulent Conveyance
Litigation, No. 11-MD-2296-RJS (the Tribune
MDL).  The Tribune MDL arises from the 2007
leveraged buyout of The Tribune Company (Tribune)
 (the Tribune LBO) and Tribunes subsequent bankruptcy and reorganization. In connection with the Tribune LBO, thousands of Tribune shareholders, including NVIT SP 500 Index Fund, sold Tribune shares back to Tribune.

The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune
(the Individual Creditor Actions), and a lawsuit by the trustee (the Trustee) of a litigation trust to which Tribunes committee of unsecured creditors assigned claims (the Committee Action).
 These lawsuits seek to unwind the Tribune LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the Tribune LBO. NVIT SP 500 Index Fund was named as a defendant in the Committee Action and one of the Individual Creditor Actions;
Nationwide Fund Advisors was previously named as a defendant in the Committee Action but has since been dismissed from the lawsuit. According to the most recent amended complaint filed in the Committee Action, NVIT SP 500 Index Fund is alleged to have received 1,150,508 in exchange for the shares it tendered in the Tribune
LBO.  Plaintiffs seek to unwind the Tribune
LBO transactions and recover the
amounts received by the shareholder defendants,
 including NVIT SP 500 Index
Fund, together with interest and costs.

The District Court entertained a first round of motions to dismiss in the Individual Creditor
Actions (the Phase One Motions).
Following briefing and argument on the Phase
One Motions, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the ground that the individual creditor plaintiffs lack standing to pursue their claims.  The parties
appealed the District Courts dismissal
order to the United States Court
of Appeals for the Second Circuit
(the Second Circuit), and, on March 29,
2016, the Second Circuit affirmed the
dismissal, albeit on the ground that the individual creditor plaintiffs claims are preempted by the Bankruptcy Codes
safe harbor for securities transactions.
 The individual creditor plaintiffs
petitioned the United States Supreme
Court for review of the Second Circuits
decision.  Then the individual creditor
plaintiffs moved the Second Circuit to
review its prior ruling in light of the
Supreme Courts decision in Merit Mgmt.
Grp., LP v. FTI Consulting, Inc., 138 S.
Ct. 883, (2018) (an unrelated case) regarding the scope of the Bankruptcy Codes safe harbor for securities transactions. The Second Circuit agreed to review its prior ruling, and, as a result, the Supreme Court dismissed the individual creditor plaintiffs petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Courts dismissal of the Individual
 Creditor Actions on the ground that
the individual creditor plaintiffs claims are preempted and barred by the Bankruptcy Codes safe harbor for securities transactions, notwithstanding the
Merit Mgmt. decision.  The individual
creditor plaintiffs moved the Second
Circuit for rehearing, which the Second
 Circuit denied. The individual creditor plaintiffs then filed a second petition for certiorari with the Supreme Court.
On April 19, 2021, the Supreme Court denied
 the individual creditor plaintiffs
petition for certiorari, meaning that the
 Individual Creditor Actions are fully
and finally dismissed.

On January 6, 2017, the District Court
entered an order dismissing the Committee
Action with prejudice, holding that the
 Trustee failed to plead facts sufficient to state a claim against the shareholder defendants for intentional fraudulent
transfer.  The Trustee appealed the
dismissal Order to the Second Circuit.
Additionally, the Trustee requested leave
 from the District Court to file an
amended complaint to assert new claims
 against the shareholder defendants in
light of the Merit Mgmt. decision;
however, the District Court denied the motion to amend, determining, among other things, that amendment would be futile
because the Trustees proposed constructive
 fraudulent transfer claims are
barred by the safe harbor, notwithstanding
 the Merit Mgmt. decision.  The
Trustee appealed the denial of the motion to amend to the Second Circuit. On
August 20, 2021, the Second Circuit
affirmed the District Courts dismissal of the Trustees claims against the Tribune shareholder defendants and affirmed the
District Courts denial of the Trustees
 motion for leave to amend.  The Trustee
petitioned the Second Circuit for rehearing,
 which the Second Circuit denied.
The deadline for the Trustee to file a
petition for certiorari with the Supreme
Court is January 5, 2022.

The potential exposure NVIT SP 500 Index Fund faces is the amount it received in connection with the Tribune LBO, together with interest and costs. Given the number of unknowns at this stage of the litigation, it is not possible to
predict the likely outcome of the Tribune MDL.

Nine West Litigation

NVIT Multi-Manager Small Cap Value Fund
and NVIT Small Cap Index Fund, series of
NVIT (the NVIT Nine West Defendants),
have been named as defendants in the
multi-district litigation pending in the
 District Court captioned In re Nine
West LBO Securities Litigation, No. 20-md-02941
 (the Nine West MDL).  The Nine
West MDL arises from the 2014 leveraged
buyout (the Jones Group LBO) of The
Jones Group Inc. (Jones Group), which
later was renamed Nine West Holdings,
Inc. (Nine West), and Nine Wests subsequent bankruptcy and reorganization.

In connection with the Jones Group LBO,
hundreds of Jones Group shareholders,
including the NVIT Nine West Defendants, sold Jones Group shares back to Jones
Group. According to the Complaint against the NVIT Nine West Defendants in the
Nine West MDL, NVIT Multi-Manager Small Cap
 Value Fund is alleged to have
received 664,500.00 in exchange for the
shares it tendered in the Jones Group
LBO, and NVIT Small Cap Index Fund is alleged
 to have received 368,910.00 in
the Jones Group LBO.

The Nine West MDL includes a series of
lawsuits brought by the trustee of a
litigation trust to whom Nine Wests
committee of unsecured creditors assigned claims and the indenture trustee for certain
 Notes issued by Jones Group and
Nine West. The lawsuits seek to unwind the Jones Group LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Jones
Group shareholders who participated in the Jones Group LBO, including the proceeds received by the NVIT Nine West
Defendants.

The shareholder defendants, including the
NVIT Nine West Defendants, moved to
dismiss the claims against them on the grounds
 that the claims are barred by the
Bankruptcy Codes safe harbor for securities transactions, and on August 27,
2020, the District Court granted the
shareholder defendants motions, dismissing all claims against the shareholder defendants.
 The plaintiffs have appealed the
District Courts ruling to the Second Circuit.
 The appeal is fully briefed, and
the parties await the scheduling of oral argument.

The potential exposure for the NVIT Nine West
Defendants in the Nine West MDL is
the respective amount each received in return for the Jones Group shares each tendered in the Jones Group LBO, together with interest and costs.  Given the
number of unknowns at this stage of the
litigation, it is not possible to
predict the likely outcome of the Nine West MDL.